Organization and Principal Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total assets	$ 143,396	$ 79,710
Total liabilities	38,116	17,454
Total revenues	123,763	65,777
Net income	29,245	26,403
Net cash provided by operating activities	8,741	26,092
Net cash used in investing activities	(4,418)	(15,318)
Net cash (used in) provided by financing activities	5,381	(6,224)
VIEs [Member]
Total assets	143,356	79,710
Total liabilities	37,095	17,454
Total revenues	123,763	65,777
Net income	37,649	26,403
Net cash provided by operating activities	8,731	26,092
Net cash used in investing activities	(4,418)	(15,318)
Net cash (used in) provided by financing activities	$ 5,358	$ (6,224)